Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Technology & Communications Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Technology & Communications Portfolio seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Contingent Deferred Sales Charge (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Sales Charge on Reinvested Dividends (as a % of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on Shares Held 30 Days or Less (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	2.60%
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s portfolio turnover rate was ~~25% of the average value of its portfolio.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated.  The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	823
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,341
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	823
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,337
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,341
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will normally invest at least 80% of its total assets in equity securities issued by technology and communications companies, both domestic and foreign, regardless of their stock market value (or “market capitalization”). Equity securities include common stocks, preferred stocks, securities convertible into common stocks and warrants. The Portfolio may invest up to 25% of its total assets in foreign companies. The Portfolio defines a "technology company" as an entity in which at least 50% of the company's revenues or earnings were derived from technology activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Technology companies may include, among others, companies that are engaged in the research, design, development or manufacturing of technology products. These companies include, among others, those in the Internet, medical, pharmaceutical, manufacturing, computer software and hardware industries. The Portfolio defines a "communications company" as an entity in which at least 50% of the company's revenues or earnings were derived from communications activities or at least 50% of the company's assets were devoted to such activities, based upon the company's most recent fiscal year. Communications activities may include, among others, regular telephone service; communications equipment and services; electronic components and equipment; broadcasting; computer software and hardware; semiconductors; mobile communications and cellular radio/paging; electronic mail and other electronic data transmission services; networking and linkage of word and data processing systems; publishing and information systems; video text and teletext; emerging technologies combining telephone, television and/or computer systems; and Internet and network equipment and services.

The Portfolio’s assets are approximately equally divided between the Advisers, each of whom manages its portion of the Portfolio’s assets independently.  The Manager monitors the allocation of the Portfolio’s assets between the Advisers and may rebalance the allocation periodically.  Below is a description of the investment process followed by each Adviser.

Loomis, Sayles & Company, L.P.

 In deciding which securities to buy, hold, or sell, the Adviser seeks to identify stocks of companies that it believes will exceed current market expectations, as principally, but not exclusively represented by earnings per share.  Both value and growth oriented approaches are employed in finding stocks that meet this objective, driven by bottom-up, research-driven analysis.  Specific factors considered to be important in identifying growth stocks may include, but are not limited to, companies with:  (i) strong revenue growth, (ii) leading or gains in market share, (iii) barriers to competition and (iv) high return on invested capital.  Specific factors considered to be important in identifying value stocks may include, but are not limited to:  (i) a valuation discount to intrinsic value, (ii) an underappreciated business or undervalued brand and (iii) the existence of one of several catalysts, such as a management change, business or debt restructuring, major capital reallocation, or resolution of legal or regulatory issues.  In addition, specific attention is paid to the overall risk/reward potential of individual securities.  The Adviser may employ strategies designed to reduce the overall risk of its allocated portion of the Portfolio, which may involve the use of exchange-traded funds (“ETFs”), options and investment grade debt securities.

Oak Associates, ltd.

In buying and selling securities for the Portfolio, the Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position and economic and market conditions.  Factors considered include growth potential, earnings, valuation, competitive advantages and management.

When market or financial conditions warrant, the Portfolio may also make temporary investments in investment grade debt securities.  Such investment strategies could result in the Portfolio not achieving its investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.  Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company's capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks.  Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks).  If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security.  Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Warrants Risk. The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant.  Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security.  Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments.  Warrants pay no dividends and confer no rights other than a purchase option.  If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant.

Concentration Risk. Because of its specific focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the information, communications and related technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. Many technology companies sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled technology professionals.

Emerging Technology Sector Risk. Because of its narrow focus, the Portfolio's performance is closely tied to, and affected by, events occurring in the emerging technology and general technology industries. Companies in the same industry often face similar obstacles, issues and regulatory burdens. As a result, the securities owned by the Portfolio may react similarly to and move in unison with one another. Because technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles, aggressive pricing and intense competition. In some cases, there are some emerging technology companies, which sell stock before they have a commercially viable product, and may be acutely susceptible to problems relating to bringing their products to market. Additionally, many emerging technology companies have very high price/earnings ratios, high price volatility, and high personnel turnover due to severe labor shortages for skilled emerging technology professionals.

Foreign Securities Risk. The Portfolio's investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market's local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security's local price remains unchanged.  Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities.  Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio's trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Small and Medium Capitalization Companies Risk. The Portfolio may invest in U.S. and foreign, small and medium capitalization securities. Investing in lesser-known, small and medium capitalization companies may involve greater risk of volatility of the Portfolio's share price than is customarily associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer's securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Adviser believes is representative of its full value or that it may even go down in price.

Non-Diversification Risk. Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.

Portfolio Turnover Risk. The frequency of the Portfolio's transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio's performance.

Adviser Risk.  The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio's investment strategy.

Other Risks.  The Portfolio is subject to other risks from its permissible investments. For more information about these risks, see the section entitled “Additional Information About Investment Strategies and Related Risks.”

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Portfolio is non-diversified, it may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the fund's share price.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

For the periods prior to January 6, 2003, the Portfolio operated as a separate fund called the Orbitex Info-Tech & Communications Fund (the “Predecessor Fund”), which was managed by Orbitex Management, Inc.  The investment policy of the Portfolio is substantially similar to that of the Predecessor Fund.  The Predecessor Fund was subject to a similar level of fees as those applied to the Portfolio. The bar chart and table below show the performance of the Class A shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges.  If these amounts were reflected, returns would be less than shown.  The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge.  Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or visiting www.saratogacap.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the performance of the Class A shares of the Predecessor Fund (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class A shares from year-to-year and by showing how the average annual returns for 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Annual Return 2002	rr_AnnualReturn2002	(50.10%)
Annual Return 2003	rr_AnnualReturn2003	40.04%
Annual Return 2004	rr_AnnualReturn2004	5.26%
Annual Return 2005	rr_AnnualReturn2005	6.49%
Annual Return 2006	rr_AnnualReturn2006	3.17%
Annual Return 2007	rr_AnnualReturn2007	30.38%
Annual Return 2008	rr_AnnualReturn2008	(46.04%)
Annual Return 2009	rr_AnnualReturn2009	61.54%
Annual Return 2010	rr_AnnualReturn2010	49.03%
Annual Return 2011	rr_AnnualReturn2011	(9.64%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 24.14% (quarter ended September 30, 2010) and the lowest return for a calendar quarter - 27.10% (quarter ended June 30, 2002).  For the period January 1, 2012 through September 30, 2012, the return for the Portfolio’s Class A shares was 18.43%.

Year to Date Return, Label	rr_YearToDateReturnLabel	Returns for the Portfolio
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.10%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table assume you sold your shares at the end of each period and include the effect of Class A shares maximum applicable front-end sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2011)
1 Year	rr_AverageAnnualReturnYear01	(14.84%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.59%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.55%	[3]
After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.47%)	[3]
5 Years	rr_AverageAnnualReturnYear05	7.43%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.47%	[3]
After Taxes on Distributions and Sale of Portfolio Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.83%)	[3]
5 Years	rr_AverageAnnualReturnYear05	6.58%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.33%	[3]
S&P 500â Total Return Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Lipper Science & Technology Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.81%)
5 Years	rr_AverageAnnualReturnYear05	2.73%
10 Years	rr_AverageAnnualReturnYear10	1.74%

[1]	Reduced for purchases of $50,000 or more by certain investors. (See "Shareholder Information-Reduced Sales Charge" section.)
[2]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchase. (See "Shareholder Information-Contingent Deferred Sales Charge" section.)
[3]	The performance figures shown above reflect the performance of Class A shares of the Predecessor Fund (for periods prior to January 6, 2003) and the Portfolio's (for the periods beginning January 6, 2003).